Stock-Based Compensation Plans (Tables) - Barkbox Inc [Member]	12 Months Ended
Mar. 31, 2021
Summary of Stock Option Activity
The following is a summary of stock option activity for the year ended March 31, 2021:

	Number Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of March 31, 2020	2,422,421	$6.78	6.69	$12,902
Granted	1,260,215	37.03
Exercised	(267,292)	4.55
Cancelled or forfeited	(46,175)	15.95

Outstanding as of March 31, 2021	3,369,169	$18.15	7.17	$251,646

Vested and expected to vest as of March 31, 2021	2,742,769	$14.84	6.70	$213,926

Exercisable as of March 31, 2021	1,735,509	$6.65	5.34	$149,575

Summary of Fair Value Measurements and Valuation Assumptions	During the years ended March 31, 2021, 2020 and 2019, the assumptions used in the Black-Scholes option pricing model were as follows:

	Fiscal Year Ended March 31,
	2021	2020	2019
Expected term (years)	5.26	5.08	5.25
Expected volatility	76.48%	45.65%	52.31%
Risk-free interest rate	0.19%	1.71%	2.74%
Expected dividend yield	— %	— %	— %

Summary of Stock Based Compensation Expense by Function
The following table summarizes the total stock-based compensation expense by function for the years ended March 31, 2021, 2020 and 2019, which includes expense related to options, restricted stock units, and secondary sales:

	Fiscal Year Ended March, 31
	2021	2020	2019
General and administrative	$6,298	$1,757	$5,021
Advertising and marketing	224	60	75

Total stock-based compensation expense	$6,522	$1,817	$5,096